Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 01, 2024	Mar. 28, 2024	Feb. 16, 2024	Mar. 31, 2020	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 8.80						$ 8.80
Proceeds from Warrant Exercises				$ 264,000
Proceeds from Notes Payable												$ 2,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises	$ 1,260,000
Subsequent Event [Member] | Employees Purchase Plan [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					204,547
Sale of Stock, Price Per Share					$ 0.33			$ 0.33
Subsequent Event [Member] | Directors Purchase Plan [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					38,462
Sale of Stock, Price Per Share					$ 0.39			$ 0.39
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable			$ 2,500,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						653,430	6,884,747	807,577	377,959	11,937	322,583			1,017,399	88,749
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 8.80						$ 8.80
Common Stock [Member] | Subsequent Event [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		$ 15,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Class C Common Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	4,653,036
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.28
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Class D Common Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	4,653,036
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.28
Securities Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	4,653,036
Common Stock, Par or Stated Value Per Share	$ 0.001